Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000154799 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000154799 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154799 | 084670702 | Berkshire Hathaway, Inc. Class B, Class B
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154799 | 46138E370 | Invesco S&P 500 High Beta ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154799 | 912797QF7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000154799 | 46137V357 | Invesco S&P 500 Equal Weight ETF, N
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154799 | 25264S833 | Diamond Hill Long-Short Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154799 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154799 | 46141T133 | Ambassador Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154799 | 92648C819 | Victory Pioneer CAT Bond Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000133465 | 461195703 | Intrepid Income Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000133465 | 05465G101 | Axonic Strategic Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000133465 | 63868C599 | Nationwide Strategic Income Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000133465 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000133465 | 742537202 | Principal Capital Securities Fund Class S, Class S
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000133465 | 90214Q626 | Holbrook Structured Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133465 | 670700400 | Nuveen Preferred Securities and Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133465 | 912797QR1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133465 | 00770X758 | Medalist Partners MBS Total Return Fund Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000133465 | 024525719 | American Beacon Developing World Income Fund Class R5, R5 Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226669 | 912797QF7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226669 | 46141T133 | Ambassador Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000226669 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226669 | 024525719 | American Beacon Developing World Income Fund Class R5, R5 Class
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000226669 | 66263L882 | North Square Preferred and Income Securities Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000226669 | 00191K500 | AQR Long-Short Equity Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000226669 | 00771F103 | OnTrack Core Fund Investor Class, Investor Class
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000226669 | 31846V567 | First American Government Obligations Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226669 | 77956H161 | T Rowe Price Dynamic Credit Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.10%